UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bruce Berkowitz
Title:  Managing Member
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Bruce Berkowitz, Short Hills, New Jersey  August 13, 2004

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $745,677

List of Other Included Managers:

No.  13F File Number   Name:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AHT CORPORATION                COM              00130R103        0 75000.0000SH      SOLE                                 75000.0000
ALLEGHANY CORP DEL             COM              017175100    31161 108574.0000SH     SOLE               36592.0000        71982.0000
ALLSTAR INNS INC COM           COM              019889104        0 17900.0000SH      SOLE               10300.0000         7600.0000
ALTRIA GROUP INC               COM              718154107      576 11503.0000SH      SOLE                   3.0000        11500.0000
ARCH WIRELESS INC CL A         COM              039392709     7392 259470.0000SH     SOLE              259470.0000
BERKSHIRE HATHAWAY CL A        COM              084670108   177811 1999.0000SH       SOLE                 225.0000         1774.0000
BERKSHIRE HATHAWAY CL B        COM              084670207    91691 31029.0000SH      SOLE                4997.0000        26032.0000
CAPITAL SOUTHWEST CORP COM     COM              140501107     1291 16377.0000SH      SOLE               16377.0000
CITIBANK WEST FSB-SCLP         COM              17306J202        8 12006.0000SH      SOLE                                 12006.0000
CITIGROUP                      COM              172967101      279 6005.0000SH       SOLE                   5.0000         6000.0000
COCA COLA CO                   COM              191216100     2002 39650.0000SH      SOLE                  77.0000        39573.0000
COMMERCE BANCORP NJ COM        COM              200519106     1914 34800.0000SH      SOLE               31000.0000         3800.0000
DAILY JOURNAL CORP COM         COM              233912104     1258 38125.0000SH      SOLE               29125.0000         9000.0000
DUKE ENERGY CORP COM           COM              264399106     4521 222830.0000SH     SOLE              150000.0000        72830.0000
ECHOSTAR COMMNTNS NEW CL A     COM              278762109     4534 147450.0000SH     SOLE              125000.0000        22450.0000
ETHAN ALLEN INTERIORS COM      COM              297602104     3318 92400.0000SH      SOLE               65500.0000        26900.0000
FIRST UNION REAL ESTATE EQ&MTG COM              337400105     2477 784239.0000SH     SOLE              420684.0000
GLADSTONE CAPITAL CORP COM     COM              376535100    13379 663954.0000SH     SOLE              233927.0000        430027.000
GLADSTONE COML CORP COM        COM              376536108     6600 400000.0000SH     SOLE              400000.0000
GOLDEN WEST FINL DEL COM       COM              381317106      418 3926.0000SH       SOLE                 133.0000         3793.0000
GYRODYNE CO AMER INC COM       COM              403820103      346 12026.0000SH      SOLE                 770.0000        11256.0000
HEALTH MGMT ASSOC INC CL A     COM              421933102     4503 200860.0000SH     SOLE              144000.0000        56860.0000
HOMEFED CORP                   COM              43739D307    10851 321524.2000SH     SOLE              241295.0000        80229.2000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     2362 31537.0000SH      SOLE                 133.0000        31404.0000
HVIDE MARINE INC CL A          COM              448515106        0 10000.0000SH      SOLE                                 10000.0000
INTEL CORP                     COM              458140100      449 16264.0000SH      SOLE                   8.0000        16256.0000
LEUCADIA NATL                  COM              527288104   198004 3983981.0000SH    SOLE             1646315.0000        2337666.00
MARKEL CORP                    COM              570535104    40788 146983.0000SH     SOLE               11945.0000        135038.000
MERCURY GENL CORP NEW          COM              589400100    52384 1055067.0000SH    SOLE              140052.0000        915015.000
MERITOR SVGS BK PA COM         COM              590007100      146 43645.0000SH      SOLE                5000.0000        38645.0000
MICRON TECHNOLOGY INC          COM              595112103      306 20000.0000SH      SOLE                                 20000.0000
MORGAN STAN DEAN WITTR NEW     COM              617446448      264 5010.0000SH       SOLE                  10.0000         5000.0000
PFIZER INC COM                 COM              717081103      283 8251.0000SH       SOLE                   1.0000         8250.0000
PLAINS RESOURCES INC COM       COM              726540503      368 21700.0000SH      SOLE               20000.0000         1700.0000
SAFETY INS GROUP INC COM (REST COM              78648T100    26532 1238649.0000SH    SOLE             1238649.0000
SYSTEMAX INC                   COM              871851101      251 37500.0000SH      SOLE                                 37500.0000
WELLS FARGO & CO               COM              949746101     6714 117310.0000SH     SOLE                  50.0000        117260.000
WELLSFORD REAL PPTYS COM       COM              950240101      184 11820.0000SH      SOLE                 275.0000        11545.0000
WESCO FINL CORP COM            COM              950817106      616 1702.0000SH       SOLE                   2.0000         1700.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    48610 95313.0000SH      SOLE               83500.0000
HOUSEHOLD CAP TR               PFD              44180s207      759    28800 SH       SOLE                                      28800
CITIGROUP INC LITIGATION WT EX WT               172967127      327   376000 SH       SOLE                   374000              2000
TOKHEIM CORP SER C WT EXP 1020 WT               889073136        0    60000 SH       SOLE                                      60000